GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Goodwill at beginning of period	$ 229,910	$ 57,964
Acquired through business combinations and initial consolidation VIEs	12,729	171,946
Impairment of goodwill	148,531
Goodwill at end of period	94,108	$ 229,910
Florida
GOODWILL AND INTANGIBLE ASSETS
Goodwill at end of period	$ 94,108